Consolidated balance sheets (Parenthetical) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, allowance	€ 250	€ 231
Class A Common Stock
Class common stock, par value	€ 0.06	€ 0.06
Class common stock, shared authorized	700,000,000	700,000,000
Class common stock, shares issued	42,559,884	30,916,474
Entity Common Stock, Shares Outstanding	42,559,884	30,916,474
Class B Common Stock
Class common stock, par value	€ 0.60	€ 0.60
Class common stock, shared authorized	320,000,000	320,000,000
Class common stock, shares issued	308,687,967	319,799,968
Entity Common Stock, Shares Outstanding	308,687,967.000	319,799,968